Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of trade and other receivables [text block] [Abstract]
Schedule of other receivables
$000	Year ended December 31,
	2021	2020

VAT Receivable	80	82
Receivable due for options exercised	-	191
Security deposits receivable	35	135
Prepayments	1,186	375
	1,301	785